Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted-average remaining lease term (years)
Finance leases	1 year 8 months 12 days	2 years 8 months 12 days
Operating leases	16 years 1 month 6 days	15 years
Weighted-average discount rate (%)
Finance leases	4.09%	4.24%
Operating leases	4.66%	4.50%